ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ (167,425)	$ 228,504	$ 139,518
Cash flows from investing activities:
Net cash used in investing activities	(209,789)	(90,922)	(147,515)
Cash flow from a financing activity
Net proceeds from (payments for) issuance of shares	499,222	(5,063)	405,152
Cash provided by (used in) a financing activity	623,811	(189,976)	5,152
Increase (decrease) in cash, cash equivalents and restricted cash	248,127	(50,333)	(5,364)
Cash, cash equivalents and restricted cash at beginning of year	327,232	377,565	382,929
Cash, cash equivalents and restricted cash at end of year	575,359	327,232	377,565
Supplemental cash flow disclosure:
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	445	0	5,943
Parent Company [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(119)	1	(2,346)
Cash flows from investing activities:
Advances to subsidiaries	(500,000)	0	(423,553)
Withdrawal of a bank deposit with an original maturity over three months	0	0	5,000
Net cash used in investing activities	(500,000)	0	(418,553)
Cash flow from a financing activity
Net proceeds from (payments for) issuance of shares	499,222	(5,063)	405,152
Cash provided by (used in) a financing activity	499,222	(5,063)	405,152
Increase (decrease) in cash, cash equivalents and restricted cash	(897)	(5,062)	(15,747)
Cash, cash equivalents and restricted cash at beginning of year	908	5,970	21,717
Cash, cash equivalents and restricted cash at end of year	11	908	5,970
Supplemental cash flow disclosure:
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$ 445	$ 0	$ 5,943